Shareholder Report, Line Graph (Details) - USD ($)		2 Months Ended	5 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended	14 Months Ended	17 Months Ended
	Apr. 03, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	Aug. 31, 2026	May 31, 2026	Aug. 31, 2026
C000251293
Account Value [Line Items]
Line Graph and Table Measure Name						Long Pond Real Estate Select ETF
Accumulated Value	$ 10,000	$ 10,474	$ 11,294	$ 11,198	$ 12,119		$ 12,513	$ 12,616
MSCI US REIT Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI US REIT Net (USD)
Accumulated Value	10,000	10,300	10,575	10,734	11,623		11,887	12,122
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000	$ 10,978	$ 12,034	$ 12,796	$ 12,891		$ 14,247	$ 14,486